Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentration Risk, Customer
3.                CONCENTRATIONS

The Company derived approximately 84% of its revenue for the three-months ended March 31, 2012 from two customers primarily as a result of the electricity sales and maintenance services, and 94% of its revenue for the three months ended March 31, 2011 was from sales to 4 customers primarily as a result of development and construction services fees. At March 31, 2012 and December 31, 2011, 75% and 79% of the Company's accounts receivable were due from two and one customers, respectively.

8.        CONCENTRATIONS, RISKS AND UNCERTANTIES

The Company derived approximately 83% of its revenue for the year ended December 31, 2011 from six customers primarily as a result of the construction activities and wind farm development fees, and 79% of its revenue for the year ended December 31, 2010 was from sales to five customers. At December 31, 2011 and December 31, 2010, 79% and 97% of the Company's accounts receivable were due from one customer, respectively.